Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Warrants Liabilities [Abstract]
Disclosure of Warrants Liabilities [Table Text Block]
Warrant liability
Balance, December 31, 2020	$-
Warrants issued as part of the convertible promissory note	2,946,066
Impact of warrants exercised during the year	(385,190)
Change in fair value	(384,190)
Balance, December 31, 2021	$2,176,686